Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 68.7		$ 114.7
Calls/ Maturities/ Paydowns	(3.7)		(32.5)
Purchases	0		125.4
Sales	(0.1)		(2.4)
Net Realized (Gain)/Loss on Sales	0.1		(36.0)
Change in Valuation	29.9		40.9
Net Transfers In (Out)	(13.6)	[1]	(141.4)	[2]
Ending Fair value	81.3		68.7
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	29.2		70.8
Calls/ Maturities/ Paydowns	(3.6)		(32.0)
Purchases	0		125.1
Sales	(0.1)		0
Net Realized (Gain)/Loss on Sales	0.1		0
Change in Valuation	(0.4)		6.7
Net Transfers In (Out)	(13.6)	[1]	(141.4)	[2]
Ending Fair value	11.6		29.2
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0.2		45.5
Calls/ Maturities/ Paydowns	0		(28.6)
Purchases	0		125.1
Sales	(0.1)		0
Net Realized (Gain)/Loss on Sales	0.1		0
Change in Valuation	(0.2)		(0.4)
Net Transfers In (Out)	0	[1]	(141.4)	[2]
Ending Fair value	0		0.2
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	29.0		25.3
Calls/ Maturities/ Paydowns	(3.6)		(3.4)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	(0.2)		7.1
Net Transfers In (Out)	(13.6)	[1]	0	[2]
Ending Fair value	11.6		29.0
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	39.0	[3],[4]	31.9	[3]
Calls/ Maturities/ Paydowns	0	[4]	0	[3]
Purchases	0	[4]	0	[3]
Sales	0	[4]	0	[3]
Net Realized (Gain)/Loss on Sales	0	[4]	0	[3]
Change in Valuation	30.3	[4]	7.1	[3]
Net Transfers In (Out)	0	[1],[4]	0	[2],[3]
Ending Fair value	69.3	[4]	39.0	[3],[4]
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0.5		12.0
Calls/ Maturities/ Paydowns	(0.1)		(0.5)
Purchases	0		0.3
Sales	0		(2.4)
Net Realized (Gain)/Loss on Sales	0		(36.0)
Change in Valuation	0		27.1
Net Transfers In (Out)	0	[1]	0	[2]
Ending Fair value	$ 0.4		$ 0.5

[1]	The $13.6 million was transferred out of Level 3 and into Level 2 due to an improvement in the security's underlying collateral and an increase in liquidity and market activity in comparable securities.
[2]	The $141.4 million was transferred out of Level 3 and into Level 2 due to an increase in liquidity and trading volume in the market.
[3]	The $7.1 million represents a net holding period gain on our investment in ARX Holding Corp., which is reflected in net realized gains (losses) on securities in the comprehensive income statement.
[4]	The $30.3 million represents a net holding period gain on our investment in ARX Holding Corp., which is reflected in net realized gains (losses) on securities in the comprehensive income statement.